Contract Liability - Schedule of Contract Revenues and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Balance, beginning of year	$ 6,730	$ 6,730
Revenue recognized	0	0
Balance, end of year	$ 6,730	$ 6,730